Non-current and current financial debts - Additional information (Details) $ in Millions, ¥ in Billions		3 Months Ended		6 Months Ended
	Jan. 20, 2025 USD ($) borrowing_facility	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jan. 20, 2025 JPY (¥)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 43	$ 43	$ 84	$ 83
Financial debts		4,745		4,745			$ 4,643
Non-current financial debts		4,664		4,664			4,538
Revolving facility, floating rate due 2029
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		1,320		1,320
Non-current financial debts		0		0			0
Local facilities (Japan), floating rate debt due 2028
Disclosure of detailed information about borrowings [line items]
Number of facilities matured | borrowing_facility	3
Number of facilities entered | borrowing_facility	2
Borrowings, term (in years)	3 years
Financial debts	$ 64					¥ 10
Non-current financial debts		$ 57		$ 57			$ 0